Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

18) Related Party Transactions

(a) Related Parties

Prior to the IPO, the Partnership’s predecessor operated as an integrated part of KNOT. KNOT is owned 50% by TSSI and 50% by Nippon Yusen Kaisha (“NYK”).

The Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Hilda Knutsen, Torill Knutsen, Ingrid Knutsen and Raquel Knutsen, all of which operate under time charters, are subject to technical management agreements pursuant to which certain crew, technical and commercial management services are provided by KNOT Management. Under these technical management agreements, the Partnership’s subsidiaries pay fees to and reimburse the costs and expenses of KNOT Management. The Fortaleza Knutsen, the Recife Knutsen, the Dan Cisne and the Dan Sabiaoperate under bareboat charters and, as a result, the customer is responsible for providing the crew, technical and commercial management of the  vessel. However, each of these vessels are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark AS (“KNOT Management Denmark”), a 100% owned subsidiary of KNOT, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

The Partnership is a party to an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. On May 7, 2015, the Partnership entered into an amendment to the administrative services agreement, which allows KNOT UK to also subcontract administrative services to KNOT Management.

The amounts of such costs and expenses included in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$—	$16,231	$8,881
Other income:
Guarantee income from KNOT(2)	770	122	—
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (3)	2,971	2,420	1,764
General and administrative expenses:
Administration fee from KNOT Management (4)	1,279	1,134	667
Administration fee from KOAS (4)	382	461	425
Administration fee from KOAS UK (4)	145	151	151
Administration and management fee from KNOT (5)	203	170	99
Finance income (expense):
Financing service fee from KNOT to Vessels (6)	—	—	(50)
Interest expense charged from KNOT (7) (8)	(128)	(268)	(277)

Total income (expenses)	$(4,338)	$11,749	$5,448

(U.S. Dollars in thousands)	At December 31, 2016	At December 31, 2015	At December 31, 2014
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (9)	$38	$—	$—
Drydocking supervision fee from KOAS (9)	16	—	—

Total	$54	$—	$—

(1)	Charter revenue from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. Shell, the charterer of the Windsor Knutsen, did not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term, and on July 29, 2014 KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the Windsor Knutsen commenced in October 2015 on new Shell time charter. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(2)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. In October 2015, the Windsor Knutsen commended on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(3)	Technical and operational management fee from KNOT to Vessels: KNOT Management provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(4)	Administration fee from KNOT Management, KOAS and KOAS UK: Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(5)	Administration fee and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(6)	Financing service fee from KNOT to Vessels: KNOT invoiced each vessel for a fixed percentage of the principal of any new loan facilities for vessel financing as compensation for the time and costs of loan negotiations with external banks.
(7)	Interest expense charged from, interest income charged to KNOT/TSSI: KNOT/TSSI invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries (including Knutsen Shuttle Tankers XII KS, which owns the Recife Knutsen and the Fortaleza Knutsen and Knutsen Shuttle Tankers XII AS). Since payables to (receivables from) owners and affiliates are not tracked by vessel, balances based upon payments by owners to the shipyard have been allocated to the Bodil Knutsen and the Windsor Knutsen (see Note 2(a)—Summary of Significant Accounting Policies—Basis of Preparation for a description of the allocation principles applied). Interest expense has been allocated based upon the allocated payables to owners and affiliates and the historical interest rates charged.
(8)	Interest expense to KNOT on Sellers’ Credit and Seller’s Loan: As part of the financing of the purchase of the Dan Cisne on December 15, 2014 and the purchase of the Raquel Knutsen on December 1, 2016, KNOT provided a seller’s credit and/or a seller’s loan to KNOT Shuttle Tankers AS in form of loans. Each such loan bore interest at a rate equal to LIBOR plus a fixed margin of 4.5% (see Note 16—Long-term Debt).
(9)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

(b) Guarantees and Indemnifications

Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the existing charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO.

In April 2014, the Partnership was notified that Shell would not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term. The vessel was re-delivered on July 28, 2014. In order to comply with its obligations under the Omnibus Agreement, on July 29, 2014, KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the new Shell time charter commenced in October, 2015. The new Shell charter has a hire rate that is lower than the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT.

Under the Omnibus Agreement, KNOT has agreed to indemnify the Partnership until April 15, 2018 (or for a period of at least three years after the purchase of the Hilda Knutsen, the Torill Knutsen, the Ingrid Knutsen and the Raquel Knutsen, as applicable), against certain environmental and toxic tort liabilities with respect to certain assets that KNOT contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

(c) Transactions with Management and Directors

Trygve Seglem, the chairman of the Partnership’s board of directors and the President and CEO of KNOT, controls Seglem Holding AS, which owns 100% of the equity interest in TSSI, which controls KOAS. TSSI owns 50% of the equity interest in KNOT. NYK, which owns 50% of the equity interest in KNOT, has management and administrative personnel on secondment to KNOT.

See the footnotes to Note 18(a)—Related Party Transactions—Related Parties for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

Directors each receive a director fee of $40,000 per year. Members of the audit and conflicts committees each receive a committee fee of $12,000 and the Chairman of such committees receive a fee of $3,000 per year.

(d) Amounts Due from and Due to Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At December 31, 2016	At December 31, 2015
Balance Sheets:
Trading balances due from KOAS	$108	$10
Trading balances due from KNOT and affiliates	42	48

Amount due from related parties	$150	$58

Trading balances due to KOAS	$543	$448
Trading balances due to KNOT and affiliates	291	400

Amount due to related parties	$834	$848

Amounts due from and due to related parties are unsecured and intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(e) Trade accounts payables

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At December 31, 2016	At December 31, 2015
Balance Sheets:
Trading balances due to KOAS	$727	$651
Trading balances due to KNOT and affiliates	394	360

Trade accounts payables to related parties	$1,121	$1,011

(f) Acquisitions from KNOT

On June 30, 2014, the Partnership acquired KNOT’s 100% interests in Knutsen Shuttle Tankers 14 AS, the company that owns and operates the Hilda Knutsen, and Knutsen Shuttle Tankers 15 AS, the company that owns and operates the Torill Knutsen. These acquisitions were accounted for as acquisitions of businesses.

On December 15, 2014, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne. As part of the financing for the purchase of the Dan Cisne, KNOT provided the $12.0 million Dan Cisne Seller’s Credit. The Dan Cisne Seller’s Credit, including accrued interest, was paid in full in June 2015. This acquisition was accounted for as an acquisition of a business.

On June 30, 2015, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. This acquisition was accounted for as an acquisition of a business.

On October 15, 2015, the Partnership acquired KNOT’s 100% interest in Knutsen NYK Shuttle Tankers 16 AS, the company that owns and operates the Ingrid Knutsen. This acquisition was accounted for as an acquisition of a business.

On December 1, 2016, the Partnership acquired KNOT’s 100% interest in Knutsen Shuttle Tankers 19 AS, the company that owns and operates the Raquel Knutsen. As part of the financing for the purchase of the Raquel Knutsen, KNOT provided the $25.0 million Seller’s Credit and Seller’s Loan. The Seller’s Credit and the Seller’s Loan, including accrued interest were repaid in full in January 2017. This acquisition was accounted for as an acquisition of a business.

The board of directors of the Partnership and the Conflicts Committee of the board approved the purchase price for each transaction described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. See Note—21 Business Acquisitions.